Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Federal income tax rate		34.00%
Research and development expenses capitalized, tax purposes		10 years
Valuation allowance		$ 125,197,000	$ 102,697,000
Net change in the total valuation allowance		22,249,000	22,500,000
Unrecognized tax benefits		0	0
Research and development credits		35,000	$ 125,000
Federal income tax provision or benefit	$ 0
State income tax provision or benefit	$ 0
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards		$ 302,695,000
Net tax operating losses, expiration		Net operating losses begin to expire in 2028.
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards		$ 46,152,000
Net tax operating losses, expiration		Net operating losses begin to expire in 2027.